Investment Securities - Schedule of Amortized Cost and Fair Value of Debt Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Due within one year		$ 265
Due after one year through five years	$ 319	319
Due after five years through ten years	265
Due after ten years	111	110
Amortized cost	695	694
Due within one year		266
Due after one year through five years	327	328
Due after five years through ten years	253
Due after ten years	123	143
Total	703	737
Due within one year	1,001
Due after one year through five years	27,222	43,382
Due after five years through ten years	8,059	10,571
Total	36,282	53,953
Due within one year	1,001
Due after one year through five years	26,990	43,431
Due after five years through ten years	7,808	10,532
Total	$ 35,799	$ 53,963